Schedule of Future Minimum Payments Under Lease (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments	$ 87,054	$ 112,916
Less: amount representing imputed interest	(2,547)	(4,160)
Total	$ 84,507	$ 108,756